Direct: 414-287-9517

edrought@gklaw.com

January 15, 2019

VIA EMAIL

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:                           Frontier Funds, Inc.
(Registration Nos: 333-07305; 811-07685)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Frontier Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 117 to its Registration Statement on Form N-1A.  This Post-Effective Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended, to register the Frontier HyperiUS Global Equity Fund as a new series of the Company.  It does not relate to, amend, supersede or otherwise affect the separate Prospectuses and Statements of Additional Information for the other series and classes of the Company.

If you have any questions regarding this filing, please do not hesitate to contact me.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Ellen R. Drought

Ellen R. Drought

cc: Working Group